23. LEASES (Details) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 655.5
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	374.9
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	76.8
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	44.6
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	34.5
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	31.7
2023 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 93.0